Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Weighted Average of Significant Assumptions	The following are the significant assumptions used in the model:
	For the Six Months Ended June 30,
	2025	2024
Dividend yield	0%	0%
Risk-free interest rate	1.62%	2.26%
Expected volatility(1)	35.50%	60%
Expected term	2.75 years	2.75 years

(1)      Expected volatility of the underlying ordinary shares of the Company was estimated based on the average historical volatility of comparable companies for the period before grant date with time frames equal to the life of the options.

The following are the weighted average of significant assumptions used in the model:
	2024	2023	2022
Dividend yield	0%	0%	0%
Risk-free interest rate	2.3%	3.8%	1.5%
Expected volatility(1)	59.8%	50.0%	38.1%
Expected term	2.75 years	2.75 years	10 years

(1)      Expected volatility of the underlying ordinary shares of the Company was estimated based on the average historical volatility of comparable companies for the period before grant date with time frames equal to the life of the options.

Schedule of Share Option Activity

A summary of the Share Option activity for the six months ended June 30, 2025 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in Years)
Outstanding at January 1, 2025	32,490,744	$0.13	5.26	$304,071,390
Granted	805,889	$0.14
Exercised	—	$—
Cancelled/forfeited	(238,868)	$0.13
Outstanding at June 30, 2025	33,057,765	$0.13	4.87	$390,846,567
Exercisable at June 30, 2025	27,483,124	$0.13	4.20	$324,936,827

A summary of the Share Option activity for the six months ended June 30, 2024 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in Years)
Outstanding at January 1, 2024	30,838,928	$0.14	5.98	$201,186,310
Granted	3,539,627	$0.14
Exercised	(436,074)	$0.14
Cancelled/forfeited	(407,990)	$0.14
Outstanding at June 30, 2024	33,534,491	$0.13	5.84	$375,712,877
Exercisable at June 30, 2024	23,620,196	$0.13	4.79	$264,635,351

A summary of the Share Option activity for the year ended December 31, 2024 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(in Years)
Outstanding at January 1, 2024	30,838,928	$0.14	5.98	$201,186,310
Granted	3,549,705	$0.14
Exercised	(438,173)	$0.14
Cancelled/forfeited	(1,459,716)	$0.14
Outstanding at December 31, 2024	32,490,744	$0.13	5.26	$304,071,390

Exercisable at December 31, 2024	25,682,265	$0.13	4.53	$240,352,826

Schedule of Non Vested Share Option Activity

The following is a summary of the non-vested Share Option activity for the six months ended June 30, 2025:

	Options	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2025	6,808,475	$5.21
Granted	805,889	$9.49
Vested	(1,914,905)	$3.68
Exercised	—	$—
Cancelled/forfeited	(124,823)	$5.61
Non-vested at June 30, 2025	5,574,636	$6.35

The following is a summary of the non-vested Share Option activity for the six months ended June 30, 2024:

	Options	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	9,700,553	$4.19
Granted	3,539,627	$6.55
Vested	(2,779,542)	$3.81
Exercised	(148,434)	$4.41
Cancelled/forfeited	(397,909)	$4.66
Non-vested at June 30, 2024	9,914,295	$5.11

The following is a summary of the non-vested Restricted Share Unit activity for the six months ended June 30, 2025:

	RSUs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2025	4,211,661	$5.97
Granted	648,510	$9.55
Vested	(473,761)	$5.07
Cancelled/forfeited	(70,965)	$6.13
Non-vested at June 30, 2025	4,315,445	$6.60

The following is a summary of the non-vested Restricted Share Unit activity for the six months ended June 30, 2024:

	RSUs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	3,668,839	$4.86
Granted	2,711,130	$6.72
Vested	(941,877)	$5.21
Cancelled/forfeited	(38,891)	$6.01
Non-vested at June 30, 2024	5,399,201	$5.69

A summary of the non-vested Restricted Share Award activity for the six months ended June 30, 2025, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2025	1,295,450	$2.85
Granted	2,401,884	$9.61
Vested	(3,697,334)	$7.24
Cancelled/forfeited	—	$—
Non-vested at June 30, 2025	—	$—

A summary of the non-vested Restricted Share Award activity for the six months ended June 30, 2024, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	2,590,904	$2.85
Granted	496,219	$6.66
Vested	(1,791,669)	$3.91
Cancelled/forfeited	—	$—
Non-vested at June 30, 2024	1,295,454	$2.85

The following is a summary of the non-vested Share Option activity for the year ended December 31, 2024:

	Options	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	9,700,553	$4.19
Granted	3,549,705	$6.56
Vested	(4,847,631)	$4.18
Exercised	(148,434)	$4.18
Cancelled/forfeited	(1,445,718)	$5.23
Non-vested at December 31, 2024	6,808,475	$5.21

The following is a summary of the non-vested Restricted Share Unit activity for the year ended December 31, 2024:

	RSUs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	3,668,839	$4.86
Granted	2,862,298	$6.75
Vested	(2,145,356)	$5.06
Cancelled/forfeited	(174,120)	$5.60
Non-vested at December 31, 2024	4,211,661	$5.97

A summary of the non-vested Restricted Share Award activity for the year ended December 31, 2024, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	2,590,900	$2.85
Granted	496,219	$6.66
Vested	(1,791,669)	$3.91
Cancelled/forfeited	—	$—
Non-vested at December 31, 2024	1,295,450	$2.85

Schedule of Restricted Share Activity

A summary of the Restricted Share Unit activity for the six months ended June 30, 2025, is as follows:

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2025	7,694,425	$5.21
Granted	648,510	$9.55
Cancelled/forfeited	(296,458)	$4.48
Outstanding at June 30, 2025	8,046,477	$5.59

A summary of the Restricted Share Unit activity for the six months ended June 30, 2024, is as follows:

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2024	5,006,247	$4.38
Granted	2,711,130	$6.72
Cancelled/forfeited	(38,891)	$6.01
Outstanding at June 30, 2024	7,678,486	$5.18
A summary of the Restricted Share Award activity for the six months ended June 30, 2025, is as follows:
	RSAs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2025	5,678,012	$3.18
Granted	2,401,884	$9.61
Cancelled/forfeited	—	$—
Outstanding at June 30, 2025	8,079,896	$5.09

A summary of the Restricted Share Award activity for the six months ended June 30, 2024, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2024	5,181,794	$2.85
Granted	496,219	$6.66
Cancelled/forfeited	—	$—
Outstanding at June 30, 2024	5,678,013	$3.19

A summary of the Restricted Share Unit activity for the year ended December 31, 2024, is as follows:

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2024	5,006,247	$4.38
Granted	2,862,298	$6.75
Cancelled/forfeited	(174,120)	$5.60
Outstanding at December 31, 2024	7,694,425	$5.21
A summary of the Restricted Share Award activity for the year ended December 31, 2024, is as follows:
	RSAs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2024	5,181,794	$2.85
Granted	496,218	$6.66
Cancelled/forfeited	—	$—
Outstanding at December 31, 2024	5,678,012	$3.19

Schedule of Compensation Expense from Share Based Awards	The compensation expense was recorded in the condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2025 and 2024 as follows:
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
General and administrative	$24,802,131	$5,751,079	$31,062,124	$15,124,647
Technology and development	1,586,014	2,225,770	3,084,857	4,462,998
Marketing and branding	581,257	497,270	891,466	1,023,289
Total	$26,969,402	$8,474,119	$35,038,447	$20,610,934
The compensation expense was recorded in the consolidated statement of operations and comprehensive (loss) income as follows:
	2024	2023	2022
General and administrative	$22,269,185	$19,963,974	$19,854,253
Technology and development	8,290,375	7,748,683	7,281,599
Marketing and branding	2,028,051	1,699,228	2,886,469
Total	$32,587,611	$29,411,885	$30,022,321